Average Annual Total Returns - Macro Allocation Strategy	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception		Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception		Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R Since Inception		Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception		Class Y Return After Taxes on Distributions 1 Year	Class Y Return After Taxes on Distributions 5 Years	Class Y Return After Taxes on Distributions Since Inception	Class Y Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 Since Inception		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception		Bloomberg Barclays 3-Month Treasury Bellwether Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 3-Month Treasury Bellwether Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays 3-Month Treasury Bellwether Index (reflects no deduction for fees, expenses or taxes) Since Inception		Lipper Absolute Return Funds Index 1 Year	Lipper Absolute Return Funds Index 5 Years	Lipper Absolute Return Funds Index Since Inception
Total	Aug. 28, 2013	(2.38%)	2.66%	2.63%	[1]	Aug. 28, 2013	1.53%	3.05%	2.57%	[1]	Aug. 28, 2013	3.09%	3.58%	3.10%	[1]	Sep. 26, 2012	3.52%	4.10%	3.60%	[2]	3.52%	2.01%	1.77%	2.09%	2.25%	2.01%	Aug. 28, 2013	3.64%	4.10%	3.61%	[3]	Aug. 28, 2013	3.64%	4.08%	3.59%	[3]	0.67%	1.21%	0.76%	[4]	1.26%	2.63%	1.99%	[4]

[1]	Performance shown prior to the inception date is that of the Fund’s Class Y shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class A, Class C or Class R shares, as applicable. Class Y shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	On August 28, 2013, Class H1 shares converted to Class Y shares.
[3]	Performance shown prior to the inception date is that of the Fund’s Class Y shares at net asset value. Class Y shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[4]	From the inception date of the oldest share class.